SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses
Deposit	$ 50,399	$ 10,000	$ 59,535
Retainer	269,311	251,983	126,153
Prepaid insurance	482,796	106,084	107,663
Subscriptions	303,283	267,997	501,000
Prepaid expenses	$ 1,105,789	$ 636,064	$ 794,351